Stockholders' Equity (Deficit) (Quarter) (Detail) - Assumptions used for employee stock options	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Risk-free interest rate	0.25%	0.25%
Stock price volatility	20% - 37%	20% - 37%
Expected life	5 years 9 months	2 years